Note 7 - Summary of Note Payable (Details) (Parentheticals) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 20, 2012	Jul. 23, 2012	Apr. 17, 2012	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Note Payable Mining Equipment [Member]
Note payable, monthly payment				$ 950	$ 950	$ 950
Note Payable Mining Equipment 2 [Member]
Note payable, monthly payment			$ 950		6,060	6,060
Note Payable Mining Equipment 3 [Member]
Note payable, monthly payment		$ 6,060		1,339	9,122	9,122
Note Payable Mining Equipment 4 [Member]
Note payable, monthly payment					1,339	1,339
Note Payable Mining Site Vehicle [Member]
Note payable, monthly payment	$ 628			628	628	628
Note Payable Insurance Company [Member]
Note payable, monthly payment					21,531	21,531
Note Payable Insurance Company 2 [Member]
Note payable, monthly payment				9,055	6,094	6,094
Note Payable Insurance Company 3 [Member]
Note payable, monthly payment				$ 18,609	9,055	9,055
Note Payable Insurance Company 4 [Member]
Note payable, monthly payment					$ 18,609	$ 18,609